CONSOLIDATED STATEMENT OF CHANGES IN PARTNERS' EQUITY (Parenthetical) - Portland Natural Gas Transmission System	Jun. 01, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Interest acquired (as a percent)	61.71%
Transaction between entities under common control | Former parent, TransCanada subsidiaries
Interest acquired (as a percent)		30.00%	49.90%	49.90%